UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY

Nuveen High Income 2020 Target Term Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 131.5% (99.4% of Total Investments)

	CORPORATE BONDS – 131.5% (99.4% of Total Investments)

	Aerospace & Defense – 1.0%

$1,510	Bombardier Inc., 144A	4.750%	4/15/19	B	$1,215,550

	Air Freight & Logistics – 1.2%

1,500	XPO Logistics, Inc., 144A	7.875%	9/01/19	B	1,462,500

	Airlines – 0.8%

1,140	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	1,031,700

	Auto Components – 2.4%

1,500	Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	BB-	1,560,000
1,500	American & Axle Manufacturing Inc.	6.250%	3/15/21	BB-	1,496,250
3,000	Total Auto Components				3,056,250

	Banks – 0.6%

800	Popular Inc.	7.000%	7/01/19	BB-	760,000

	Beverages – 1.1%

1,300	Cott Beverages Inc.	6.750%	1/01/20	B-	1,335,750

	Building Products – 1.2%

1,500	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB-	1,492,500

	Capital Markets – 1.5%

1,000	KCG Holdings Inc., 144A	6.875%	3/15/20	BB-	925,000
1,000	Prosepect Capital Corporation	5.750%	3/15/18	BBB-	975,000
2,000	Total Capital Markets				1,900,000

	Chemicals – 6.2%

2,000	Eagle Spinco Inc.	4.625%	2/15/21	BB	1,692,540
1,000	Hexion Inc.	10.000%	4/15/20	B3	958,750
1,335	Huntsman International LLC	4.875%	11/15/20	B1	1,159,982
1,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B-	942,500
1,850	Koppers Inc.	7.875%	12/01/19	BB-	1,854,625
1,800	Tronox Finance LLC	6.375%	8/15/20	B+	1,143,000
8,985	Total Chemicals				7,751,397

	Commercial Services & Supplies – 3.0%

1,000	ABX Group Inc.	6.375%	12/01/19	Ba3	960,000
1,400	Casella Waste Systems Inc.	7.750%	2/15/19	B-	1,372,000
1,430	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	1,463,963
3,830	Total Commercial Services & Supplies				3,795,963

	Communications Equipment – 0.5%

780	Avaya Inc., 144A	7.000%	4/01/19	B1	618,150

	Construction & Engineering – 0.6%

790	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	750,500

	Construction Materials – 1.0%

1,320	Cemex SAB de CV, 144A	5.875%	3/25/19	BB-	1,287,000

Nuveen Investments	1

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 4.6%

$650	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	$591,500
1,530	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	1,533,825
2,000	Navient Corporation	5.000%	10/26/20	BB	1,676,600
500	OneMain Financial Holdings, Inc., 144A	6.750%	12/15/19	B+	517,500
1,500	Springleaf Finance Corporation	5.250%	12/15/19	B	1,466,250
6,180	Total Consumer Finance				5,785,675

	Containers & Packaging – 4.4%

1,350	Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	CCC+	1,353,375
2,000	Beverage Packaging Holdings Luxembourg II SA / Issuer Inc., 144A	6.000%	6/15/17	CCC+	1,957,500
1,070	Coveris Holdings SA, 144A	7.875%	11/01/19	B-	1,013,825
740	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B-	714,100
500	Reynolds Group	8.250%	2/15/21	CCC+	498,750
5,660	Total Containers & Packaging				5,537,550

	Diversified Consumer Services – 1.1%

1,510	Gibson Brands Inc., 144A	8.875%	8/01/18	B-	1,332,575

	Diversified Financial Services – 5.0%

1,850	Fly Leasing Limited	6.750%	12/15/20	BB	1,896,250
1,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	935,000
1,050	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	955,500
1,500	NewStar Financial, Inc., 144A	7.250%	5/01/20	BB-	1,492,500
1,000	PHH Corporation	7.375%	9/01/19	Ba3	992,500
6,400	Total Diversified Financial Services				6,271,750

	Diversified Telecommunication Services – 6.5%

1,090	Axtel SAB de CV, 144A	9.000%	1/31/20	B+	986,450
1,330	CenturyLink Inc.	5.625%	4/01/20	BB+	1,237,725
1,420	Frontier Communications Corporation	8.500%	4/15/20	BB	1,380,950
1,000	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	980,000
1,000	IntelSat Jackson Holdings	7.250%	4/01/19	B+	937,500
1,100	IntelSat Jackson Holdings	7.250%	10/15/20	B+	1,009,250
1,000	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	1,007,500
810	Windstream Corporation	7.750%	10/15/20	BB	688,500
8,750	Total Diversified Telecommunication Services				8,227,875

	Electric Utilities – 1.0%

1,420	RJS Power Holdings LLC, 144A	5.125%	7/15/19	Ba3	1,292,200

	Energy Equipment & Services – 0.7%

1,000	Precision Drilling Corporation	6.625%	11/15/20	BB	872,500

	Food & Staples Retailing – 0.8%

1,010	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B	1,020,100

	Food Products – 2.3%

1,600	JBS Investments GmbH, 144A	7.750%	10/28/20	BB+	1,640,000
1,490	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	B+	1,277,675
3,090	Total Food Products				2,917,675

	Gas Utilities – 2.5%

1,500	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,518,750
1,750	Ferrellgas LP	6.500%	5/01/21	B+	1,636,250
3,250	Total Gas Utilities				3,155,000

	Health Care Providers & Services – 2.8%

1,400	Community Health Systems, Inc.	7.125%	7/15/20	B+	1,456,000
1,950	Kindred Escrow Corporation II, 144A	8.000%	1/15/20	B2	2,067,000
3,350	Total Health Care Providers & Services				3,523,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 4.4%

$750	Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	$712,500
1,500	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	1,455,000
1,270	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,311,275
1,500	Nathan’s Famous, Inc., 144A	10.000%	3/15/20	B-	1,571,250
650	Scientific Games International Inc.	6.250%	9/01/20	B-	466,375
5,670	Total Hotels, Restaurants & Leisure				5,516,400

	Household Durables – 5.3%

1,470	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB-	1,451,625
1,550	K. Hovnanian Enterprises Inc., 144A	7.250%	10/15/20	Ba3	1,468,625
1,500	KB Home	8.000%	3/15/20	B+	1,590,000
1,000	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	1,015,000
1,000	William Lyon Homes Incorporated	8.500%	11/15/20	B-	1,072,500
6,520	Total Household Durables				6,597,750

	Household Products – 1.0%

1,250	HRG Group, Inc.	7.875%	7/15/19	Ba3	1,296,875

	Independent Power & Renewable Electricity Producers – 3.7%

1,310	Dynegy Inc.	6.750%	11/01/19	B+	1,313,275
1,500	GenOn Energy Inc.	9.875%	10/15/20	B-	1,395,000
1,000	NRG Energy Inc.	7.625%	1/15/18	BB-	1,050,000
1,000	NRG Yield Inc, Convertible Bond, 144A	3.250%	6/01/20	N/R	859,375
4,810	Total Independent Power & Renewable Electricity Producers				4,617,650

	Insurance – 1.2%

1,500	Genworth Financial Inc.	7.700%	6/15/20	Ba1	1,515,000

	Internet Software & Services – 1.2%

1,500	Earthlink Inc.	7.375%	6/01/20	Ba3	1,541,250

	Machinery – 4.1%

1,950	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,872,000
1,200	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	1,275,000
2,000	Harsco Corporation	5.750%	5/15/18	Ba1	2,007,500
5,150	Total Machinery				5,154,500

	Marine – 0.8%

1,000	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	995,000

	Media – 9.9%

1,000	Cablevision Systems Corporation	7.750%	4/15/18	B1	1,000,000
1,000	CCO Holdings LLC Finance Corporation	5.250%	3/15/21	BB-	984,875
1,840	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B-	1,731,900
1,790	Clear Channel Worldwide	7.625%	3/15/20	B	1,794,475
2,000	Dish DBS Corporation	5.125%	5/01/20	BB-	1,875,000
780	Mediacom Broadband LLC	5.500%	4/15/21	B	741,000
1,950	Numericable Group SA, 144A	4.875%	5/15/19	B+	1,886,625
1,000	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	977,500
1,500	WMG Acquisition Group, 144A	6.000%	1/15/21	B1	1,500,000
12,860	Total Media				12,491,375

	Metals & Mining – 8.0%

1,435	AK Steel Corporation	8.750%	12/01/18	B+	1,395,753
750	Allegheny Technologies Inc.	5.950%	1/15/21	Ba2	675,000
1,580	ArcelorMittal	5.750%	8/05/20	Ba1	1,427,925
500	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	435,000
600	First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB-	402,000
1,000	Freeport McMoRan, Inc.	3.100%	3/15/20	BBB	833,130
1,200	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	966,000

Nuveen Investments	3

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$1,000	Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	$967,500
1,000	New Gold Incorporated, 144A	7.000%	4/15/20	BB-	935,000
1,450	Novellis Inc.	8.750%	12/15/20	B	1,395,915
780	United States Steel Corporation	7.375%	4/01/20	BB-	620,100
11,295	Total Metals & Mining				10,053,323

	Multiline Retail – 1.8%

2,500	J.C. Penney Corporation Inc.	5.650%	6/01/20	B-	2,249,999

	Oil, Gas & Consumable Fuels – 11.5%

1,250	Calumet Specialty Products	6.500%	4/15/21	B+	1,125,000
1,970	Chesapeake Energy Corporation	6.625%	8/15/20	BB	1,463,946
1,750	Crestwood Midstream Partners LP	6.000%	12/15/20	BB	1,570,624
1,000	Energy Transfer Equity LP	7.500%	10/15/20	BB+	995,000
240	Everest Acquisition LLC Finance	9.375%	5/01/20	B1	206,400
1,000	Genesis Energy LP	5.750%	2/15/21	B+	910,000
750	MEG Energy Corportation, 144A	6.500%	3/15/21	BB-	615,000
1,650	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB-	1,501,500
800	Northern Tier Energy LLC	7.125%	11/15/20	BB-	800,000
1,480	Petrobras International Finance Company	5.375%	1/27/21	BBB-	1,076,700
1,430	Sabine Pass LNG LP	6.500%	11/01/20	BB+	1,383,525
1,000	Sunoco LP / Sunoco Finance Corp., 144A	5.500%	8/01/20	BB	985,000
1,000	Transocean Inc.	6.500%	11/15/20	BB+	765,000
1,150	WPX Energy Inc.	7.500%	8/01/20	Ba1	1,052,250
16,470	Total Oil, Gas & Consumable Fuels				14,449,945

	Paper & Forest Products – 3.3%

1,500	Mercer International Inc.	7.000%	12/01/19	B+	1,515,000
1,946	Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	1,967,893
850	Tembec Industries, Inc., 144A	9.000%	12/15/19	B-	637,500
4,296	Total Paper & Forest Products				4,120,393

	Personal Products – 0.8%

1,000	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	1,050,000

	Pharmaceuticals – 1.2%

1,500	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	1,491,563

	Real Estate Investment Trust – 2.3%

1,500	Iron Mountain Inc., 144A	6.000%	10/01/20	Ba3	1,514,550
1,500	Istar Financial Inc.	5.000%	7/01/19	B+	1,425,000
3,000	Total Real Estate Investment Trust				2,939,550

	Real Estate Management & Development – 1.9%

1,040	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	977,600
1,500	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	1,455,000
2,540	Total Real Estate Management & Development				2,432,600

	Road & Rail – 1.9%

2,000	Hertz Corporation	5.875%	10/15/20	B	1,977,000
500	Jack Cooper Holdings Corporation, 144A	9.250%	6/01/20	B3	450,000
2,500	Total Road & Rail				2,427,000

	Software – 1.2%

1,500	Infor Us Inc., 144A	5.750%	8/15/20	B+	1,492,500

	Specialty Retail – 2.4%

2,000	Guitar Center Inc., 144A	6.500%	4/15/19	B-	1,840,000
1,250	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	1,193,750
3,250	Total Specialty Retail				3,033,750

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Thrifts & Mortgage Finance – 1.7%

$2,130	Radian Group Inc.	5.250%	6/15/20	B1	$2,115,346

	Trading Companies & Distributors – 1.2%

1,500	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,447,500

	Wireless Telecommunication Services – 7.9%

1,350	Digicel Group, Limited, 144A	8.250%	9/30/20	B-	1,248,750
1,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	1,040,000
1,620	Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	1,547,423
1,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,452,600
1,750	Sprint Nextel Corporation, 144A	7.000%	3/01/20	BB	1,750,000
475	Sprint Nextel Corporation	8.375%	8/15/17	B+	473,813
1,290	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,285,485
1,100	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	1,089,000
10,085	Total Wireless Telecommunication Services				9,887,071
$173,901	Total Long-Term Investments (cost $173,253,464)				165,309,500

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.8 (0.6% of Total Investments)

	REPURCHASE AGREEMENTS – 0.8% (0.6% of Total Investments)

$1,004	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $1,004,055, collateralized by $1,035,000 U.S. Treasury Notes, 1.625%, due 11/15/22, value $1,028,531	0.000%	10/01/15		$1,004,055
	Total Short-Term Investments (cost $1,004,055)				1,004,055
	Total Investments (cost $174,257,519) – 132.3%				166,313,555
	Borrowings – (35.0)% (3)				(44,000,000)
	Other Assets Less Liabilities – 2.7%				3,429,310
	Net Assets Applicable to Common Shares – 100%				125,742,865

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$165,309,500	$—	$165,309,500
Short-Term Investments:
Repurchase Agreements	—	1,004,055	—	1,004,055
Total	$—	$166,313,555	$—	$166,313,555

Nuveen Investments	5

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of September 30, 2015, the cost of investments was $174,257,519.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$19,039
Depreciation	(7,963,003)
Net unrealized appreciation (depreciation) of investments	$(7,943,964)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 26.5%.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015